REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances - Contract liabilities (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract with Customer, Liability
Initial fees received from franchisees owners	¥ 1,074	¥ 924
Cash received for membership fees and not recognized as revenue	519	430
Advances received from customers	505	529
Deferred revenue related to the loyalty program	53	51
Total contract liabilities	2,151	1,934
Initial fee on pre opening hotels received as current liabilities	496	429
Revenue recognized	¥ 613	¥ 748